Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Loss before tax for the year	$ (174,590)	$ (35,401)	$ (20,914)
Share based compensation	114,205	3,657	3,269
Issuance of restricted shares to investors	7,811
Depreciation and amortization	3,450	2,273	225
Decrease in other current receivables	1,239	140	2,938
Impairment of intangible assets	1,542	2,197
Impairment of goodwill	6,025	6,813
Increase (decrease) in trade payables	(862)	(2,780)	2,074
Increase (decrease) in other payables	(440)	1,761	(235)
Increase in other liabilities			19
Revaluation of financial liabilities at fair value	(1,500)	1,890	1,496
Interest expenses and revaluation of convertible notes	18,812	6,818	3,899
Financial expenses due to bridge loans principal amounts	44	435
Remeasurement of investment in associated company			(22,164)
Interest expenses due to short term loan	3,634
Share in losses of associated companies, net			101
Issuance of ordinary shares and warrants due to underwriter fees	990	238	11
Issuance cost due to inducement Alpha warrant B’s exercise price		184
Issuance of ordinary shares due to commitment/facility fee	2,639	460
SPAC transaction - listing costs			16,802
Net cash flow used in operating activities	(17,001)	(11,314)	(12,479)
Cash flows from investing activities:
Purchase of property, plant and equipment		(21)	(60)
Capitalized development cost		(169)	(976)
Net cash flow used in investing activities		(190)	(1,036)
Cash flows from financing activities:
Repayment of short-term loan	(500)
Repayment of convertible notes	(563)
Payment of lease liabilities	(53)	(80)	(42)
Repayment of bridge loans	(370)	(34)	(30)
Repayment of pre-paid advances/ advance payment for equity, net		(423)	2,679
Proceeds from issuance of ordinary shares and pre-funded warrants		6,945	2,630
Exercise of warrants and pre-funded warrants into ordinary shares		2,399	642
Proceeds from issuance of convertible notes and warrants, net	31,231	3,303	2,606
Proceeds from short term loan		1,000
Proceeds from issuance of bridge loans and warrants			550
Issuance of shares in the SPAC transaction, net			2,919
Net cash flow provided by financing activities	29,745	13,110	11,954
Increase (decrease) in cash and cash equivalents	12,744	1,606	(1,561)
Cash and cash equivalents at beginning of year	2,343	168	1,398
Exchange rate differences on cash and cash equivalent	(2,886)	569	331
Cash and cash equivalents at end of year	12,201	2,343	168
Appendix A – Non-cash transactions during the year:
Conversion of financial liability into ordinary shares	4,134	645	5,330
Conversion of bridge loans into ordinary shares and warrants	6	128	5,192
Conversion of convertible notes and warrants into ordinary shares	43,146	8,530	175
Exercise of cashless options into ordinary shares		314	2,925
Exercise of warrants and pre-funded warrants into ordinary shares		4,824	1,008
Issuance cost		152
Other current receivable in connection to exercise of Series A Common Warrant		1,510
Remeasurement of investment in associated company			(22,164)
Issuance of warrants to the placement agent in connection to RBW May agreement	$ (1,728)